RIGHT-OF-USE ASSETS (Details)			9 Months Ended		12 Months Ended
	Dec. 31, 2020 CAD ($)	Oct. 01, 2020 CAD ($)	Sep. 30, 2021 CAD ($) Vehicles	Sep. 30, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Oct. 02, 2020 CAD ($)
Cost
Beginning balance			$ 343,699
Ending balance	$ 343,699		756,115		$ 343,699
Amortization
Purchase of vehicles			43,038	$ 0
Short term loan, used to purchase vehicles	28,051		66,306		28,051
Vehicles [Member]
Cost
Beginning balance			149,942
Ending balance	149,942		127,940		149,942
Amortization
Amortization			$ 242,770	279,923
Purchase of vehicles	34,035	$ 132,466
Cash, used in purchase vehicles						$ 77,999
Short term loan, used to purchase vehicles						$ 54,467
Loans due date			September 30, 2021
Number of disposed vehicles | Vehicles			2
Amount received from disposed vehicles			$ 15,314
Write-off of asset			7,530
ROU Assets [Member]
Cost
Beginning balance			193,757
Ending balance	193,757		628,175		193,757
Cost [Member]
Cost
Beginning balance			537,294	894,046	894,046
Additions			678,030		524,924
Disposal			(176,880)		(881,676)
Ending balance	537,294		1,038,444		537,294
Cost [Member] | Vehicles [Member]
Cost
Beginning balance			166,501	0	0
Additions			58,352		166,501
Disposal			(26,108)		0
Ending balance	166,501		198,745		166,501
Cost [Member] | ROU Assets [Member]
Cost
Beginning balance			370,793	894,046	894,046
Additions			619,678		358,423
Disposal			(150,772)		(881,676)
Ending balance	370,793		839,699		370,793
Accumulated Amortization [Member]
Amortization
Beginning balance			193,595	683,789	683,789
Amortization			242,769		388,859
Disposal			(154,035)		(879,053)
Ending balance	193,595		282,329		193,595
Accumulated Amortization [Member] | Vehicles [Member]
Amortization
Beginning balance			16,559	0	0
Amortization			57,510		16,559
Disposal			(3,264)		0
Ending balance	16,559		70,805		16,559
Accumulated Amortization [Member] | ROU Assets [Member]
Amortization
Beginning balance			177,036	$ 683,789	683,789
Amortization			185,259		372,300
Disposal			(150,771)		(879,053)
Ending balance	$ 177,036		$ 211,524		$ 177,036